Financial risk management (Details) € in Thousands, $ in Thousands						1 Months Ended	12 Months Ended
	Jul. 21, 2022	Mar. 16, 2021 USD ($)	Jul. 23, 2020 EUR (€)	Jun. 02, 2020 USD ($) installment	Sep. 08, 2016 EUR (€) installment	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) GWh item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Dec. 31, 2022 EUR (€) item	Mar. 03, 2022 EUR (€)	Feb. 28, 2022 customer	Dec. 31, 2021 EUR (€) item	Jul. 30, 2021 USD ($)	Nov. 10, 2019 USD ($)	Oct. 11, 2019 USD ($)	Feb. 15, 2017 USD ($)
Financial risk management
Repayment of debt							$ 919,932	$ 671,467	$ 235,296
Borrowings							$ 77,833	98,967
Percentage of sensitivity of currency, appreciation or depreciation							10.00%			10.00%
Sensitivity depreciation or depreciation impact on on increase (decrease) the net profit before tax							$ 62,764
Long-term power purchase commitments							$ 526,841	294,557
Total Power Consumption | GWh							6,431
ABL Revolver
Financial risk management
Maximum borrowing capacity						$ 100,000									$ 100,000	$ 100,000
Repayment of debt		$ 39,476
Credit facility term						5 years
Sociedad Estatal de Participaciones Industriales loan
Financial risk management
Principal amount | €											€ 34,500
Amortized cost							$ 34,675
Secured Super Senior Notes [Member]
Financial risk management
Principal amount														$ 60,000
Fixed Interest Rate														9.00%
Redemption price of notes at change of control	100.00%
Secured Reinstated Senior Notes [Member]
Financial risk management
Principal amount														$ 345,058
Fixed Interest Rate							9.375%			9.375%				9.375%
Senior Notes due 2022
Financial risk management
Principal amount																	$ 350,000
Fixed Interest Rate																	9.375%
Interest rate risk
Financial risk management
Borrowings							$ 77,833	98,967
Increase in floating interest rate, Percentage							1.00%			1.00%
Additional borrowing cost if 1% increase in floating interest rate							$ 812	$ 990
Foreign currency risk
Financial risk management
Number of swaps outstanding | item							0	0		0			0
Foreign currency risk | Secured Super Senior Notes [Member]
Financial risk management
Principal amount														$ 60,000
Foreign currency risk | Senior Notes due 2022
Financial risk management
Principal amount														$ 350,000
Factoring of receivables
Financial risk management
Upfront cash consideration							$ 895,264	$ 659,083
Repayment of debt							918,070	640,168
Borrowings							$ 60,976	93,090
Ferroatlantica, S.A.U.
Financial risk management
Loans received | €					€ 26,909
Number of customers | customer												10
Ferroatlantica, S.A.U. | Financial Loans With Governments Agencies
Financial risk management
Fixed Interest Rate							3.55%			3.55%
Loans received | €					€ 44,999
Number of loan installments | installment					7
Amortized cost							$ 58,651	$ 61,815		€ 54,989			€ 54,578
Borrowings term					10 years
Grace period at start of loan					3 years
FerroPem, S.A.S. | Loan with BNP Paribas
Financial risk management
Principal amount | €			€ 4,456
Fixed Interest Rate			0.00%
Percentage of capital borrowed			0.50%
FerroPem, S.A.S. | Minimum | Loan with BNP Paribas
Financial risk management
Additional amortization period			1 year
FerroPem, S.A.S. | Maximum | Loan with BNP Paribas
Financial risk management
Additional amortization period			5 years
Commitment amount | €			€ 22
Silicium Qubec | Financial Loans With Governments Agencies
Financial risk management
Principal amount				$ 7,000
Fixed Interest Rate				0.00%
Number of loan installments | installment				84
Borrowings term				10 years
Grace period at start of loan				3 years
Grupo Ferroatlntica, S.A.U. and Grupo Ferrotlantica de Servicios, S.L.U., | Sociedad Estatal de Participaciones Industriales loan
Financial risk management
Principal amount | €											€ 34,500